Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials and components		$ 29,857	$ 18,026
Finished products	[1]	33,159	34,461
Inventories, total		$ 63,017	$ 52,487

[1]	Includes amounts of $654 and $10,628 as of December 31, 2021 and 2020, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.